UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 4/30

Date of reporting period:  1/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Canterbury Portfolio Thermostat Fund

Schedule of Investments

January 31, 2017 (Unaudited)

	Shares	Fair Value
Exchange-Traded Notes — 6.16%
iPath Bloomberg Copper Subindex Total Return ETN	22,240	$699,835

Total Exchange-Traded Notes (Cost $649,104)		699,835

Exchange-Traded Funds — 89.07%
Consumer Discretionary Select Sector SPDR Fund	9,345	792,736
Energy Select Sector SPDR Fund	10,630	774,927
First Trust NASDAQ-100 Technology Sector Index	14,185	798,616
Guggenheim MSCI Global Timber ETF	30,280	780,316
Industrial Select Sector SPDR Fund	12,355	783,060
iShares Morningstar Mid-Cap Value ETF	5,370	788,746
iShares U.S. Aerospace & Defense ETF	5,575	793,824
Materials Select Sector SPDR Fund	15,050	781,998
ProShares Short 20+ Year Treasury	33,345	791,277
SPDR S&P Dividend ETF	9,190	791,994
SPDR S&P Insurance ETF	9,450	787,563
SPDR S&P Transportation ETF	12,205	664,440
Technology Select Sector SPDR Fund	15,780	790,262

Total Exchange-Traded Funds (Cost $9,742,522)		10,119,759

Total Investments – 95.23% (Cost $10,391,626)		10,819,594

Other Assets in Excess of Liabilities – 4.77%		542,126

NET ASSETS – 100.00%		$11,361,720

ETN – Exchange-Traded Note

ETF – Exchange-Traded Fund

SPDR – Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of this schedule of investments.

As of January 31, 2017, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$427,968
Gross Unrealized Depreciation	(—)

Net Unrealized Appreciation (Depreciation)	$427,968

As of January 31, 2017, the aggregate cost of securities for federal income tax purposes was $10,391,626 for the Canterbury Portfolio Thermostat Fund.

Canterbury Portfolio Thermostat Fund

Notes to the Schedule of Investments

January 31, 2017 (Unaudited)

The Canterbury Portfolio Thermostat Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income—The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For all purposes other than financial reporting, security transactions are accounted for no later than one business day following trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Securities Valuation and Fair Value Measurements—Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board of Trustees (the “Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security may be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by Canterbury Investment Management, LLC (the “Adviser”), in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with Capitol Series Trust (the “Trust”) valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Notes	$699,835	$—	$—	$699,835
Exchange-Traded Funds	10,119,759	—	—	10,119,759
Total	$10,819,594	$—	$—	$10,819,594

The Fund did not hold any investments during the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of January 31, 2017 based on input levels assigned at August 2, 2016 (commencement of operations).

First Security Municipal Bond Fund

Schedule of Investments (Unaudited)

January 31, 2017

Principal		Fair Value
Municipal Bonds — 95.2%
Alabama — 2.6%
$100,000	City of Cullman, GO, 5.00%, 7/1/21	$112,514

250,000	Tuscaloosa City Board of Education, Revenue, 5.00%, 8/1/27	293,980

		406,494

Arizona — 1.8%
150,000	City of Glendale, Senior Excise Tax, Revenue, 4.00%, 7/1/29	159,431

100,000	Glendale Union School District No. 205, Series C, (BAM), GO, 5.00%, 7/1/27	114,978

		274,409

Arkansas — 34.6%
250,000	Arkadelphia Public Education Facilities Board, Ouachita Baptist University, Revenue, 4.50%, 3/1/33	250,292

150,000	Arkadelphia School District No. 1, GO, 3.00%, 5/1/26	151,070

150,000	Arkansas Development Finance Authority, Hendrix College, Revenue, 4.50%, 10/1/29	160,044

150,000	Arkansas Development Finance Authority, Hendrix College, Revenue, 4.50%, 10/1/30	159,291

150,000	Arkansas State University, Jonesboro Campus, Revenue, 4.00%, 3/1/25	163,838

350,000	Arkansas State University, Jonesboro Campus, Student Fee, Series B, Revenue, 4.00%, 12/1/28	375,028

150,000	Arkansas Development Finance Authority, Episcopal Collegiate School, Revenue, 3.75%, 10/1/31	139,695

100,000	Batesville School District No. 1, GO, 3.00%, 2/1/19	103,276

100,000	Bentonville School District No. 6, GO, 3.00%, 6/1/21	104,267

200,000	City of Bryant, Revenue, 3.38%, 2/1/36	182,376

330,000	City of Bryant, Sales & Use Tax, Series B, Revenue, 4.00%, 12/1/31	345,850

75,000	City of Fort Smith Water & Sewer, Revenue, 5.00%, 10/1/24	87,769

265,000	City of Fort Smith Water & Sewer, Revenue, 5.00%, 10/1/27	308,004

250,000	City of Fort Smith Water & Sewer, Revenue, (BAM), 5.00%, 10/1/27	286,237

250,000	City of Rogers Water & Sewer, Revenue, 4.00%, 11/1/27	271,590

200,000	City of Rogers Water & Sewer, Revenue, 4.00%, 11/1/28	216,040

150,000	Lake Hamilton School District No. 5, GO, 3.00%, 4/1/29	146,402

180,000	Pine Bluff School District No. 3, GO, 3.00%, 2/1/25	182,372

350,000	Pulaski County Arkansas Children’s Hospital, Revenue, 5.00%, 3/1/29	406,308

100,000	Pulaski County Public Facilities Board, Baptist Health, Revenue, 5.00%, 12/1/39	109,115

50,000	Pulaski Technical College, Revenue, (BAM), 3.00%, 9/1/25	50,151

100,000	Springdale Public Facilities Board Arkansas Children’s Northwest Hospital, Revenue, 5.00%, 3/1/25	117,622

190,000	Springdale Public Facilities Board Arkansas Children’s Northwest Hospital, Revenue, 5.00%, 3/1/28	222,807

150,000	State of Arkansas, Water, Waste Disposal & Pollution Abatement Facilities, GO, 4.00%, 7/1/27	167,031

150,000	University of Arkansas, Fort Smith Campus, Student Fee, Revenue, 5.00%, 12/1/22	174,724

25,000	University of Arkansas, Medical Sciences, Series A, Revenue, 5.00%, 12/1/26	28,233

100,000	University of Arkansas, Revenue, 5.00%, 12/1/26	120,212

150,000	University of Arkansas, Revenue, 5.00%, 10/1/29	176,497

150,000	University of Arkansas, Revenue, 5.00%, 10/1/30	175,542

		5,381,683

Florida — 1.7%
100,000	City of Winter Park Electric, Revenue, 5.00%, 10/1/25	119,272

150,000	Orange County Water Utility System, Revenue, 3.00%, 10/1/32	141,968

		261,240

Kansas — 5.1%
100,000	Ford County Unified School District No. 443, Series A, (BAM), GO, 5.00%, 3/1/24	117,327

100,000	Johnson & Miami Counties Unified School District No. 230 , Series B, GO, 5.00%, 9/1/27	119,109

125,000	Johnson County Unified School District No. 229, Series A, GO, 3.00%, 10/1/29	126,363

See accompanying notes which are an integral part of this schedule of investments.

100,000	Johnson County Unified School District No. 233, Series A, GO, 4.00%, 9/1/31	105,137

100,000	Johnson County Unified School District No. 233, Series C, GO, 4.00%, 9/1/29	106,638

100,000	Kansas State University Development Finance Authority, Series A, Revenue, 4.00%, 3/1/28	107,190

100,000	Wyandotte County-Kansas City Unified Government Utility System, Series B, Revenue, 5.00%, 9/1/27	115,908

		797,672

Kentucky — 3.3%
150,000	Kenton County School District Finance Corp., Revenue, (SEEK), 4.00%, 2/1/28	159,920

110,000	Kentucky State Property & Building Commission, Prerefunded, Revenue, 5.50%, 11/1/28	118,218

15,000	Kentucky State Property & Building Commission, Revenue, 5.50%, 11/1/28	16,029

200,000	Madison County School District Finance Corp., Revenue, (SEEK), 4.00%, 12/1/25	218,486

		512,653

Louisiana — 5.5%
100,000	City of Ruston Sales Tax,, Revenue, (AGM), 5.00%, 6/1/26	117,857

300,000	City of Ruston Sales Tax, Revenue, (AGM), 5.00%, 6/1/31	343,758

150,000	City of Shreveport, Water & Sewer Improvement, GO, 5.00%, 9/1/29	172,499

200,000	Monroe Special School District, GO, 4.00%, 3/1/28	213,718

		847,832

Michigan — 2.2%
300,000	Saline Area Schools, GO, (Q-BSLF), 5.00%, 5/1/31	339,567

Mississippi — 3.2%
250,000	City of Tupelo, GO, 4.00%, 7/1/20	269,147

50,000	Rankin County School District, GO, 5.00%, 10/1/20	56,078

150,000	University of Mississippi Educational Building Corp., Series A, Revenue, 5.00%, 10/1/25	178,650

		503,875

Missouri — 3.1%
200,000	Lincoln County Public Water Supply District No. 1, COP, 4.00%, 7/1/31	204,094

250,000	Missouri Joint Municipal Electric Utility Commission Power Project, Prairie Street Project, Series A, Revenue, 5.00%, 12/1/30	280,522

		484,616

Oklahoma — 2.7%

300,000	Oklahoma Municipal Power Authority, Series A, Revenue, 5.00%, 1/1/29	344,328

75,000	University of Oklahoma/The Health Sciences Center, Series A, Revenue, 4.60%, 7/1/26	77,955

		422,283

Pennsylvania — 1.1%
150,000	Pennsylvania Turnpike Commission, Series A-1, Revenue, 5.00%, 12/1/29	171,099

South Carolina — 1.8%
250,000	County of Richland, GO, 4.00%, 3/1/29	271,805

Texas — 23.7%
115,000	City of Arlington, Series A, GO, 3.00%, 8/15/30	112,365

300,000	City of Athens, (AGM), GO, 4.00%, 8/1/32	313,758

50,000	City of Baytown, GO, 5.00%, 2/1/26	57,831

100,000	City of Corinth, GO, 5.00%, 2/15/27	118,415

250,000	City of Denton, GO, 5.00%, 2/15/26	299,362

150,000	City of Georgetown, GO, 5.00%, 8/15/25	178,782

100,000	City of McAllen Waterworks & Sewer, Revenue, 4.00%, 2/1/28	107,527

110,000	City of Mesquite Waterworks & Sewer System, Revenue, 5.00%, 3/1/25	129,384

65,000	City of Pflugerville, GO, 5.00%, 8/1/24	74,894

100,000	City of San Marcos, GO, 5.00%, 8/15/28	115,435

230,000	City of Waxahachie, Series A, GO, 4.00%, 8/1/31	243,416

285,000	Crowley Independent School District, Series B, (PSF-GTD), GO, 4.00%, 8/1/28	308,900

200,000	Edinburg Consolidated Independent School District, (PSF-GTD), GO, 5.00%, 2/15/28	236,830

90,000	El Paso County Hospital District, Series A, (AGC), GO, 4.80%, 8/15/28	94,608

50,000	Garland Independent School District, (PSF—GTD), GO, 5.00%, 2/15/29	55,469

100,000	La Porte Independent School District, GO, 5.00%, 2/15/27	114,319

200,000	McKinney Independent School District, (PSF—GTD), GO, 4.00%, 2/15/29	216,544

150,000	Midland Independent School District, (PSF—GTD), GO, 5.00%, 2/15/29	174,529

240,000	Mount Pleasant Independent School District, Maintenance Tax, (AGM), GO, 5.00%, 8/15/25	281,503

See accompanying notes which are an integral part of this schedule of investments.

150,000	San Jacinto Community College District, GO, 5.00%, 2/15/34	161,478

100,000	San Jacinto River Authority, Revenue, (AGM), 5.00%, 10/1/32	107,734

100,000	Tarrant Regional Water District, Revenue, 4.00%, 3/1/32	105,531

70,000	Weatherford Independent School District, (PSF—GTD), GO, 5.00%, 2/15/23	81,879

		3,690,493

Washington — 0.7%
100,000	Port Everett, Revenue, 4.00%, 12/1/31	103,061

West Virginia — 2.1%
100,000	City of Charleston Sewerage System, Revenue, 4.00%, 7/1/29	107,889

100,000	City of Charleston Sewerage System, Revenue, 4.00%, 7/1/30	107,042

100,000	City of Charleston Sewerage System, Revenue, 4.00%, 7/1/31	106,204

		321,135

Total Municipal Bonds (Cost $15,405,916)		14,789,917

Money Market Securities — 3.8%

Shares
594,219	Federated Treasury Obligations Fund, Institutional Shares, 0.39% (a)	594,219

Total Money Market Securities (Cost $594,219)		594,219

Total Investments (Cost $16,000,135) — 99.0%		15,384,136

Other Assets in Excess of Liabilities — 1.0%		158,860

Net Assets — 100.0%		$15,542,996

(a)	Rate disclosed is the seven day effective yield as of January 31, 2017.

AGC – Assured Guaranty Corp.

AGM – Assured Guaranty Municipal Corp.

BAM – Build America Mutual Assurance Co.

COP – Certificate of Participation

GO – General Obligation

PSF-GTD – Permanent School Fund Guaranteed

Q-SBLF – Qualified School Bond Loan Fund

SEEK – Support Education Excellence in Kentucky Funding Program

See accompanying notes which are an integral part of this schedule of investments.

As of January 31, 2017, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$8,900
Gross Unrealized Depreciation	(624,899)

Net Unrealized Appreciation (Depreciation)	$(615,999)

At January 31, 2017, the aggregate cost of securities for federal income tax purposes was $16,000,135 for the First Security Municipal Bond Fund.

First Security Municipal Bond Fund

Notes to the Schedule of Investments

January 31, 2017

(Unaudited)

The First Security Municipal Bond Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income—The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For all purposes other than financial reporting, security transactions are accounted for no later than one business day following trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Discounts and premiums on securities purchased are amortized or accreted using the effective interest rate method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements—Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

When-Issued Securities and Forward Commitments—The Fund may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 120 days of the commitment to purchase. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no income accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued basis, forward commitment or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value (“NAV”). No when-issued or forward commitments will be made by the Fund if, as a result, more than 25% of the Fund’s total assets would be committed to such transactions. Forward commitment transactions may also be conducted on a “to be announced” basis (“TBA Transaction”). In a TBA Transaction, the approximate purchase price is typically disclosed at the time of commitment, not the identity of the underlying security.

First Security Municipal Bond Fund

Notes to the Schedule of Investments - continued

January 31, 2017

(Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing agent. If the closing bid and asked prices are not readily available, the pricing agent may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing agent deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If First Security Fund Advisers, Inc. (the “Adviser”) decides that a price provided by the pricing agent does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing agent, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing agent of the funds. These securities will be categorized as Level 1 securities.

First Security Municipal Bond Fund

Notes to the Schedule of Investments - continued

January 31, 2017

(Unaudited)

In accordance with Capitol Series Trust (the “Trust”) valuation procedures, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Fair value pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$14,789,917	$—	$14,789,917
Money Market Securities	594,219	—	—	594,219

Total	$594,219	$14,789,917	$—	$15,384,136

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of January 31, 2017 based on input levels assigned at April 30, 2016.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Capitol Series Trust

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date	3/23/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date	3/23/2017

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	3/23/2017